Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Awards

The Company’s equity incentive compensation program is designed to recognize scope of responsibilities, reward demonstrated performance and leadership, motivate future superior performance, align the interests of the executive with our stockholders’ and retain the executives through the term of the awards. We consider the grant size and the appropriate combination of stock options when making award decisions. The amount of equity incentive compensation grants are based upon the strategic, operational and financial performance of the Company overall and reflects the executives’ expected contributions to the Company’s future success. Existing ownership levels are not a factor in award determination, as we do not want to discourage executives from holding significant amounts of our stock. The timing of awards for the named executives is based on the annual awards for the named executives and any other employee awarded grants for the current year, which occurs at the first Board Meeting after the Compensation Committee meeting generally held in November, generally after the filing of the Company’s September Form 10-Q. The Compensation Committee does take into account the timing of the filing of the September Form 10-Q when determining the timing and terms of such an award and if the Compensation Committee meets prior to the filing of the September Form 10-Q, the measurement date of the award will be set to be 10 trading days after the filing of the September 10-Q. In all cases, the value of the award is calculated using the Volume Weighted Average Price over the past ten trading days and not at the end of anyone trading day.

We have expensed stock option and RSU grants in accordance with United States generally accepted accounting principles. When determining the appropriate amount of stock options and RSUs, our goal is to weigh the cost of these grants with their potential benefits as a compensation tool. Stock options only have value to the extent the price of our stock on the date of exercise exceeds the exercise price on grant date, and thus are an effective compensation element only if the stock price grows over the term of the award. In this sense, stock options are a motivational tool.

Each of the named executives received grants of stock options in the years ended June 30, 2026 and 2025. The stock options granted become exercisable in three (3) equal annual installments each on the annual anniversary date of the vesting date (December 9 and December 4, respectively) and have a maximum ten-year term (see outstanding equity table filed herein). We believe that this vesting schedule aids the Company in retaining executives and motivating longer-term performance. Under the terms of the Company’s equity incentive plan, unvested stock options and RSUs are forfeited if the executive voluntarily leaves the Company. There were no awards of RSU grants in the fiscal years ended June 30, 2026 and 2025.

Award Timing Method	The Company’s equity incentive compensation program is designed to recognize scope of responsibilities, reward demonstrated performance and leadership, motivate future superior performance, align the interests of the executive with our stockholders’ and retain the executives through the term of the awards. We consider the grant size and the appropriate combination of stock options when making award decisions. The amount of equity incentive compensation grants are based upon the strategic, operational and financial performance of the Company overall and reflects the executives’ expected contributions to the Company’s future success. Existing ownership levels are not a factor in award determination, as we do not want to discourage executives from holding significant amounts of our stock. The timing of awards for the named executives is based on the annual awards for the named executives and any other employee awarded grants for the current year, which occurs at the first Board Meeting after the Compensation Committee meeting generally held in November, generally after the filing of the Company’s September Form 10-Q. The Compensation Committee does take into account the timing of the filing of the September Form 10-Q when determining the timing and terms of such an award and if the Compensation Committee meets prior to the filing of the September Form 10-Q, the measurement date of the award will be set to be 10 trading days after the filing of the September 10-Q. In all cases, the value of the award is calculated using the Volume Weighted Average Price over the past ten trading days and not at the end of anyone trading day.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false